Environmental and Legal Contingencies (Details 2) - USD ($) $ in Millions	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accrued liabilities	$ 5.5	$ 5.6
Other non-current liabilities	$ 41.5	41.1
Other Current Liabilities [Member]
Accrued liabilities		5.6	$ 17.6
Other Noncurrent Liabilities [Member]
Other non-current liabilities		$ 41.1	$ 32.7